RELATED PARTY TRANSACTIONS AND BALANCES - Leases from related parties (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Operating lease liabilities	¥ 6,673,172		$ 914,220	¥ 7,712,532
Related Parties
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	96,875	$ 13,272
Annual rental expense	1,200,000	200,000
Rights of use lease assets, net	1,269,146		173,872	1,769,840
Operating lease liabilities	1,951,647		$ 267,374	¥ 2,111,090
Founder one
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	¥ 40,000	$ 5,480
Lessee, Operating Lease, Period of Contract	April 1, 2024 - March 31, 2026	April 1, 2024 - March 31, 2026
Founder two
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	¥ 33,250	$ 4,555
Lessee, Operating Lease, Period of Contract	January 1, 2024- Dec 31, 2025	January 1, 2024- Dec 31, 2025
Founder three
RELATED PARTY TRANSACTIONS AND BALANCES
Monthly rent	¥ 23,625	$ 3,237
Lessee, Operating Lease, Period of Contract	January 1, 2024- Dec 31, 2025	January 1, 2024- Dec 31, 2025